Other operating income and expenses (Details) - USD ($) $ in Thousands		6 Months Ended
	Apr. 26, 2018	Jun. 30, 2019	Jun. 30, 2018
Other operating income [Abstract]
Grants		$ 29,578	$ 29,719
Income from various services and insurance proceeds		15,330	16,384
Income from the purchase of the long-term operation and maintenance payable with Abengoa		0	38,955
Total		44,908	85,058
Accrued operation maintenance payable	$ 57,300
Payment for debt extinguishment	$ 18,300
Other operating expenses [Abstract]
Leases and fees		(945)	(1,033)
Operation and maintenance		(66,580)	(71,367)
Independent professional services		(17,604)	(15,714)
Supplies		(11,326)	(13,152)
Insurance		(12,053)	(12,606)
Levies and duties		(14,715)	(21,957)
Other expenses		(3,007)	(5,397)
Total		$ (126,230)	$ (141,226)